Income and Expenses	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Income and Expenses
19
Income and expenses
i)
Other income

	2022	2021	2020
(in $ millions)	$	$	$
Government grant income	7	8	18
Others	10	4	15
	17	12	33

Government grant income was provided by the Singapore Government under the Job Support Scheme.

ii)
Other expenses

	2022	2021	2020
(in $ millions)	$	$	$
Impairment of goodwill (Note 6)	3	8	28
Others	14	3	12
	17	11	40

iii)
Expenses by nature

Total cost of revenue, sales and marketing expenses, general and administrative expenses and research and development expenses include expenses of the following nature:

	2022	2021	2020
(in $ millions)	$	$	$
Staff costs	1,253	1,019	639
Operation costs	864	462	425
Depreciation and amortization	150	345	387
Marketing expenses	206	177	65
Professional fees	104	82	56